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                     EMERALD MONEY MARKETS FOR INSTITUTIONS

                                   PRIME FUND
                                 TREASURY FUND
                                TAX-EXEMPT FUND
                     Emerald Shares/Emerald Service Shares

                         Investment Portfolios Offered
                                by Emerald Funds

                                 ANNUAL REPORT

                               NOVEMBER 30, 1995

                                     [LOGO]
                                 E M E R A L D
                                 F  U  N  D  S

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for one of the Emerald Funds discussed within.

THE EMERALD FUNDS ARE NOT INSURED OR PROTECTED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, ARE NOT DEPOSITS OR OBLIGATIONS OF BARNETT BANK, ARE NOT GUARANTEED BY THE BANK AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

Investments in the Prime, Treasury and Tax-Exempt Funds are neither insured nor guaranteed by the U.S. Government, and yields will fluctuate. There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.

Barnett Banks Trust Company, N.A. serves as investment adviser to the Emerald Funds, is paid a fee for its services and is unaffiliated with Emerald Asset Management, Inc., the Funds' distributor.

The service contractors for the Emerald Funds may from time to time voluntarily waive fees or reimburse Fund expenses, which temporarily increases the return to investors. These fee waivers and reimbursements may be discontinued at any time, which would reduce performance results.

The Emerald Funds prospectuses contain more complete information, including charges and expenses. Please read the prospectus carefully before investing.

ECONOMIC REPORT FROM THE INVESTMENT ADVISER
--------------------------------------------------------------------------------

FED ENGINEERS "SOFT LANDING"

By raising short-term interest rates steadily throughout 1994 and into early 1995, the Federal Reserve Board was able to put the brakes on an economy that had started to soar. Economic growth has slowed from a rate of 5.1% in the fourth quarter of 1994 to an expected rate of about 2.5% for all of 1995 -- low enough to keep inflation in check and just fast enough to keep corporate profits growing. Despite the fact that this recovery is already longer than average, we do not expect a recession in 1996. If the economy softens further, however, we believe that the Fed would act quickly to cut short-term interest rates.

A FOUNDATION FOR CONTINUED GROWTH

While the Fed deserves a great deal of credit for prolonging the economic expansion into its fifth year, there are other forces at work as well. The first is the globalization of the economy. With the spread of capitalism comes new markets. In addition, global competition has kept wages and prices at bay in the U.S.

The second major force is the aging of the U.S. population. The first "baby boomers" are about to turn 50, changing their spending patterns away from consumption and more toward investment. Assets in savings accounts and mutual funds are at record levels. This trend has been a positive force for the stock and bond markets. And it has also been a major factor in holding interest rates down -- as the cost of money responds like any other commodity to the forces of supply and demand.

THE WORLD'S MOST EFFICIENT ECONOMY

A third factor is the boom in U.S. productivity, making ours the most efficient economy in the world. Companies continue to restructure in response to foreign competition. Employers continue to announce layoffs, which puts downward pressure on wages and prices, particularly at the retail level. Meanwhile, American innovation and technology are sought throughout the world -- which helped fuel the surge in technology stocks in 1995. Although relatively slow, U.S. economic growth still exceeds that of Japan and much of Europe.

As we enter 1996, presidential and congressional politics will also continue to affect the economy and the financial markets. Although, as of this writing, the President and Congress continue to battle over the budget, both sides agree at least that a balanced budget in the near term is important. Investors will be watching progress in Washington very closely. Generally speaking, meaningful steps toward greater fiscal responsibility will be viewed favorably by the financial markets.

                                PLEASE READ THE PORTFOLIO MANAGER INTERVIEWS TO LEARN MORE ABOUT THE STRATEGIES USED TO MANAGE EACH EMERALD FUND AND ITS PERFORMANCE DURING THIS PERIOD. REMEMBER, INVESTMENT RETURNS AND PRINCIPAL VALUE WILL VARY WITH MARKET CONDITIONS. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. ALTHOUGH THE PRIME, TREASURY AND TAX-EXEMPT FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE (NAV) OF $1.00 PER SHARE, THERE IS NO ASSURANCE THAT THEY WILL BE ABLE TO DO SO.

INVERVIEW                                              (as of November 30, 1995)
--------------------------------------------------------------------------------

                      EMERALD PRIME AND TREASURY FUNDS*
PHOTO                 Ms. Lunsford is responsible for more than $2 billion in
                      assets as portfolio manager for the Emerald Short-Term
Jacqueline R.         Fixed Income Fund and Emerald Money Market Funds. Before
Lunsford,             joining Barnett in 1988, she spent 9 years as a money
C.F.A.                manager with the First Kentucky Trust Company in
PORTFOLIO MANAGER     Louisville, Ky. Ms. Lunsford currently serves as
16 years of           President of the Jacksonville Financial Analysts Society
investment            and is a member of the Association for Investment
experience            Management and Research and the Treasury Management
                      Association. She is a Chartered Financial Analyst and holds a B.S. in Finance.
                      INVESTMENT GOAL
                      The Emerald Money Market Funds seek to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value.
                      Each Fund seeks its objective by investing in:
                      PRIME FUND
                      A broad range of U.S. Government, bank and corporate short-term money- market obligations.
                      TREASURY FUND
                      Short-term U.S. Treasury securities and other government obligations, which are guaranteed full faith and credit by the U.S. Treasury, and repurchase agreements collateralized by the same.

                      EMERALD TAX-EXEMPT FUND*
                      Joseph M. Fahey, Jr., C.F.A.
                      PORTFOLIO MANAGER
                      Rodney Square Management Corp.,
                      a subsidiary of Wilmington Trust Company
                      INVESTMENT SUB-ADVISER

                      INVESTMENT GOAL
                      The Emerald Tax-Exempt Fund seeks to provide a high level of current income consistent with liquidity, the preservation of capital and a stable net asset value. The Fund seeks its objective by investing in short-term municipal obligations.
                      Investors may be subject to certain state and local taxes and the federal alternative minimum tax.

WHAT FACTORS AFFECTED THE PERFORMANCE OF THE FUNDS?

Two major factors affected performance during the past year: changes in the direction of interest rates and supply and demand imbalances. In 1994, the Federal Reserve Board boosted short-term rates six times to slow down a surging economy, with the last increase in February 1995. Soon afterward, the economy stabilized and then began to slow. In the spring of this year, economists began to speculate that the Fed would need to lower short-term interest rates in order to keep the economy moving at a moderate pace. This expectation drove down longer-term rates, which are determined by market forces.

Although the Fed pushed short-term rates slightly lower in July and again in December 1995, recent decreases have not been large enough to offset the previous increases. As a result, yields on short-term

---------------
* Investments in the Emerald Prime, Treasury and Tax-Exempt Funds are neither insured nor guaranteed by the U.S. Government, and yields will fluctuate. Although these Funds seek to maintain a stable net asset value (NAV) of $1.00 per share, there is no assurance that they will be able to do so.

  For 1995, the Emerald Treasury Fund qualified for exemption from the Florida intangibles tax. Investors may want to consult with their tax adviser.

EMERALD PRIME, TREASURY AND TAX-EXEMPT FUNDS           (as of November 30, 1995)
--------------------------------------------------------------------------------

investments are still higher than they were at the end of November 1994. Indeed, as of November 30, 1995, the Prime and Treasury Funds were yielding approximately .70 of a percentage point above their levels a year ago, and the Tax-Exempt Fund was yielding approximately 1.3 percentage points more. The performance of the Funds' Emerald Shares remains above industry averages as tracked by Lipper Analytical Services. Emerald Shares of the Prime Fund returned 5.81%, the Treasury Fund returned 5.62%, and the Tax-Exempt Fund returned 3.61%, for the 12 months ended November 30, 1995, compared to average returns of 5.73%, 5.52% and 3.57% for comparable funds in the respective Lipper categories. Service Shares of the Prime Fund returned 5.49%, the Treasury Fund returned 5.25%, and the Tax-Exempt Fund returned 3.24%, for the 12 months ended November 30, 1995, compared to average returns of 5.73%, 5.52% and 3.57% for comparable funds in the respective Lipper categories.*

We feel that our consistent performance is due to our active management style and our ability to quickly adapt our strategies to changing economic and market conditions.

WHAT STRATEGIES WERE EMPLOYED TO MAXIMIZE PERFORMANCE RESULTS?

As interest rates began to decline in the spring of 1995, we began to lengthen the average maturities of the Funds by purchasing longer-term instruments. However, the shortage of new issuance in the short-term market -- and the resulting high prices of these securities -- has made it increasingly difficult to pursue this strategy. As a result, the average maturities of the Prime, Treasury and Tax-Exempt Funds will likely remain in their current ranges over the next few months.

WHAT FACTORS COULD AFFECT THE FUNDS IN THE MONTHS AHEAD?

Since inflation seems to be under control and the economy continues to slowly struggle forward, we feel that the most significant influence on the securities markets is the balanced budget package. Will it be passed? In what form, and when? Economists and investors throughout the world are watching this quite closely. A long delay or a complete breakdown in negotiations could cause interest rates to rise as investors lose confidence that a balanced budget might become a reality. If a budget package is passed and interest rates fall, we feel that there will be a more significant decline in yields in the short-term sector than in the intermediate- and longer-term sectors, since the latter have already fallen rapidly. If the budget package is delayed and interest rates rise, then we would expect the opposite to occur: short-term yields would rise very little, while intermediate-and longer-term rates could rise sharply. Therefore, yields on money market funds would not be affected as much as the total returns on intermediate- and long-term bond funds.

                7-DAY YIELDS AS OF 11/30/95**
                                                   EMERALD
                                   EMERALD         SERVICE
                                   SHARES          SHARES
Prime Fund                          5.57%           5.23%
Treasury Fund                       5.40%           5.05%
Tax-Exempt Fund                     3.48%           3.13%

---------------
 * Returns are based on the total cumulative returns for the 12 months ended November 30, 1995. For both classes of shares, the Prime Fund was ranked with 132 other institutional money market funds, the Treasury Fund with 82 other institutional U.S. Treasury money market funds, and the Tax-Exempt fund with 67 other institutional tax-exempt money market funds. Past performance is not predictive of future results.

** The service contractors are voluntarily waiving a portion of the expenses for the Prime, Treasury and Tax-Exempt Funds. In addition, they are voluntarily reimbursing a portion of the expenses for the Emerald and Emerald Service Shares of the Treasury and Tax-Exempt Funds. If the service contractors had not waived or reimbursed expenses, total returns and yields would have been lower. Had these waivers and/or reimbursements not been in effect, the 7-day yields would have been 5.36% and 5.02% for the Emerald and Emerald Service Shares of the Treasury Fund, respectively. The 7-day yields would have been 3.47% and 2.95% for the Emerald and Emerald Service Shares of the Tax-Exempt Fund, respectively. This voluntary waiver and reimbursement of expenses may be modified or terminated at any time, which would reduce the performance.

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EMERALD PRIME FUND
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Portfolio of Investments
November 30, 1995
--------------------------------------------------------------------------------

                                                                        S&P/MOODY'S                    PRINCIPAL     AMORTIZED
                                                                           RATING            MATURITY   AMOUNT          COST
                                                                        (UNAUDITED)    RATE    DATE      (000)        (NOTE 2)
                                                                        ------------   ----  --------  ---------   --------------
BANK NOTES -- 8.6%
  Bank of America, Seattle First National Medium Term Note* ..........      A1/P1      5.74% 12/29/95  $  35,000   $   35,000,000
  Bank of New York (Delaware), Medium Term Note* .....................      A1/P1      5.88  10/25/96     38,000       38,000,000
  Huntington National Bank-Floating Rate Bank Note* ..................      A1/P1      5.82   12/1/95     35,000       35,000,000
  Nations Bank Corp-Floating Rate Medium Term Note * .................      A1/P1      5.94  12/20/95     23,850       23,874,161
  Nations Bank Texas-Floating Rate Medium Term Note * ................      A1/P1      5.87   12/1/95     25,000       25,000,000
                                                                                                                   --------------

TOTAL BANK NOTES (AMORTIZED COST $156,874,161)........................                                                156,874,161
                                                                                                                   --------------
BANKERS ACCEPTANCES -- 1.4%
  Fuji Bank, Ltd., Los Angeles Branch ................................      A1/P1      5.81   12/6/95     10,000        9,991,931
  Fuji Bank, Ltd., Los Angeles Branch ................................      A1/P1      5.79  12/11/95     15,000       14,975,875
                                                                                                                   --------------

TOTAL BANKERS ACCEPTANCES (AMORTIZED COST $24,967,806)................                                                 24,967,806
                                                                                                                   --------------

YANKEE CERTIFICATES OF DEPOSIT -- 14.5%
  Bank of Tokyo, Ltd., Portland, Oregon Branch .......................      A1/P1      5.95  12/29/95     25,000       25,000,000
  Dai Ichi Kangyo Bank, Ltd., New York Branch ........................      A1/P1      5.83  12/20/95     35,000       34,999,722
  Deutsche Bank, New York Branch .....................................     A1+/P1      6.05   7/25/96     35,000       35,000,000
  Fuji Bank, Ltd., New York Branch ...................................      A1/P1      5.96   12/7/95     55,000       55,000,631
  Sanwa Bank, Ltd., New York Branch ..................................     A1+/P1      5.94   12/7/95     12,000       12,000,138
  Sanwa Bank, Ltd., New York Branch ..................................     A1+/P1      5.92  12/11/95     25,000       25,000,069
  Sumitomo Bank, Ltd., New York Branch ...............................      A1/P1      5.87  12/11/95     30,000       30,000,166
  Sumitomo Bank, Ltd., New York Branch ...............................      A1/P1      5.82  12/13/95     20,000       20,000,066
  Sumitomo Bank, Ltd., New York Branch ...............................      A1/P1      5.86  12/27/95     25,000       25,000,180
                                                                                                                   --------------

TOTAL YANKEE CERTIFICATES OF DEPOSIT (AMORTIZED COST $262,000,972)....                                                262,000,972
                                                                                                                   --------------
COMMERCIAL PAPER -- 21.8%
DOMESTIC -- 15.7%
  Alpine Securitization ..............................................     A1+/P1      5.78  12/19/95     71,133       70,927,426
  Bankers Trust-Floating Rate * ......................................      A1/P1      5.89   12/1/95     25,000       25,000,000
  Bear Stearns .......................................................      A1/P1      5.72  12/22/95     20,000       19,933,267
  Bridgestone/Firestone ..............................................      A1/P1      5.80   12/4/95     14,000       13,993,233
  Countrywide Funding ................................................      A1/F1**    5.75   12/8/95     23,000       22,974,285
  Countrywide Funding ................................................      A1/F1**    5.77  12/12/95     22,000       21,961,213
  Dakota SCCMT .......................................................     A1+/P1      5.73   12/6/95     35,000       34,972,146
  Dynamic Funding ....................................................      A1/P1      5.80   12/1/95     23,200       23,200,000
  Enterprise Funding (c) .............................................      A1/P1      5.77  12/26/95     13,601       13,546,501
  Ford Motor Credit Corp. ............................................      A1/P1      5.70  12/22/95     38,000       37,873,650
                                                                                                                   --------------
                                                                                                                      284,381,721
                                                                                                                   --------------

                                                                        S&P/MOODY'S                    PRINCIPAL     AMORTIZED
                                                                           RATING            MATURITY   AMOUNT          COST
                                                                        (UNAUDITED)    RATE    DATE      (000)        (NOTE 2)
                                                                        ------------   ----  --------  ---------   --------------
FOREIGN -- 6.1%
  Den Danske Bank ....................................................      A1/P1      5.73% 12/29/95  $  28,000   $   27,875,213
  Ontario Hydro ......................................................     A1+/P1      5.69  12/29/95     35,000       34,845,106
  Yorkshire Building Society .........................................      A1/P1      5.71  12/29/95     48,000       47,786,827
                                                                                                                   --------------
                                                                                                                      110,507,146
                                                                                                                   --------------

TOTAL COMMERCIAL PAPER (AMORTIZED COST $394,888,867)..................                                                394,888,867
                                                                                                                   --------------

CORPORATE OBLIGATIONS -- 30.7%
  Bankers Trust - Floating Rate Note * ...............................      A1/P1      5.89   12/1/95     50,000       50,000,000
  Beta Finance - Medium Term Corporate Note (a) ......................     A1+/P1      5.97   7/17/96     35,000       35,000,000
  Beta Finance - Corporate Floating Rate Note * ......................     A1+/P1      5.90   12/1/95     40,000       40,000,000
  C.S. First Boston Corp., - Medium Term Floating Rate Note *(a) .....      A1/P1      5.99    1/2/96     40,000       40,000,000
  C.S. First Boston Corp., - Extendible Floating Rate Note (c) * .....      A1/P1      5.91  12/21/95     35,000       35,000,000
  Ford Motor Credit Corp., - Medium Term Floating Rate Note * ........      A1/P1      6.06   1/15/96     40,000       40,084,758
  Goldman Sachs & Co., - Floating Rate Note * ........................     A1+/P1      5.91   12/5/95     50,000       50,000,000
  PHH Corp.,- Medium Term Floating Rate Note * .......................      A1/P1      5.86   12/1/95     50,000       49,989,380
  SMM Trust 1995 B - Medium Term Floating Rate Note * ................     A1+/P1      5.88   12/4/95     30,000       30,000,000
  SMM Trust 1995 N - Medium Term Floating Rate Note * ................     A1+/P1      5.93   2/15/96     35,000       35,000,000
  Steers 1994-1st USA Bank - Medium Term Floating Rate Note *(a) .....     A1+/P1      5.81  12/15/95     50,000       50,000,000
  Steers/Anagram - Floating Rate Note *(a) ...........................     A1+/D1+**   5.86  12/26/95     35,000       35,000,000
  Steers/Merrill Lynch - Floating Rate Note *(a) .....................       F1**/P1   5.86  12/18/95     65,000       64,999,387
                                                                                                                   --------------

TOTAL CORPORATE OBLIGATIONS (AMORTIZED COST $555,073,525).............                                                555,073,525
                                                                                                                   --------------

MASTER NOTE -- 2.7%
  Lehman Brothers PLC, Master Note (c) ...............................      A1/D1**    5.91  12/20/95     50,000       50,000,000
                                                                                                                   --------------

TOTAL MASTER NOTES (AMORTIZED COST $50,000,000).......................                                                 50,000,000
                                                                                                                   --------------

TIME DEPOSITS -- 6.9%
  Bank of Tokyo, Ltd., Grand Cayman Branch ...........................      A1/P1      5.90  12/28/95     25,000       25,000,000
  Bank of Tokyo, Ltd., Grand Cayman Branch ...........................      A1/P1      5.97  12/29/95     30,000       30,000,000
  Mitsubishi Bank, Ltd., London Branch ...............................     A1+/P1      5.81  12/27/95     30,000       30,000,000
  South Trust Bank Variable Rate, Grand Cayman Branch * ..............      A1/P1      5.81  12/29/95     40,000       40,000,000
                                                                                                                   --------------

TOTAL TIME DEPOSITS (AMORTIZED COST $125,000,000).....................                                                125,000,000
                                                                                                                   --------------

                                                                        S&P/MOODY'S                    PRINCIPAL     AMORTIZED
                                                                           RATING            MATURITY   AMOUNT          COST
                                                                        (UNAUDITED)    RATE    DATE      (000)        (NOTE 2)
                                                                        ------------   ----  --------  ---------   --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.6%
  Federal Home Loan Bank .............................................    AAA/Aaa***   5.90%  7/25/96  $  30,000   $   30,000,000
  Federal National Mortgage Assoc. Variable Rate Medium Term Note* ...    AAA/Aaa***   5.81   10/4/96     35,000       34,988,218
                                                                                                                   --------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (AMORTIZED COST
  $64,988,218)........................................................                                                 64,988,218
                                                                                                                   --------------

TOTAL INVESTMENTS IN SECURITIES (AMORTIZED COST $1,633,793,549).......                                              1,633,793,549
                                                                                                                   --------------

REPURCHASE AGREEMENTS -- 11.5%
  Merrill Lynch Securities, Inc., dated 11/30/95 with a maturity value of $103,755,219 (Collateralized by $164,243,682 various U.S.
    Government Agencies, 3.63% - 13.90%, 3/15/97 - 11/25/23, market
    value -- $105,813,665)............................................                 5.95   12/1/95    103,738      103,738,073
  Salomon Brothers, dated 11/30/95, with a maturity value of
    $103,755,219 (Collateralized by $135,515,984 various U.S.
    Government agencies, 5.50% - 9.50%, 10/1/06 - 11/1/25, market
    value -- $106,407,853)............................................                 5.95   12/1/95    103,738      103,738,073
                                                                                                                   --------------

TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $207,476,146).............                                                207,476,146
                                                                                                                   --------------

TOTAL INVESTMENTS (AMORTIZED COST $1,841,269,695) (B) -- 101.7%.......                                              1,841,269,695

PAYABLE TO BROKERS FOR SECURITIES PURCHASED -- (1.9%).................                                                (35,090,411)
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%.........................                                                  3,480,405
                                                                                                                   --------------
NET ASSETS -- 100.0%..................................................                                             $1,809,659,689
                                                                                                                   --------------
                                                                                                                   --------------

-------------
 (a) 144a security which is restricted as to resale to institutional investors.
 (b)Cost for federal income tax and financial reporting purposes are the same.
 (c)Represents a restricted security.
  * Variable rate security. Maturity date reflects the later of the next interest rate change date or the next put date.
 **Duff Phelps or Fitch Investors ratings.
***Long-Term rating.

See Notes to Financial Statements.

EMERALD PRIME FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
November 30, 1995
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities (amortized cost $1,633,793,549)...............................  $ 1,633,793,549
  Repurchase agreements (amortized cost $207,476,146).....................................      207,476,146
  Cash....................................................................................          194,531
  Interest receivable.....................................................................        9,785,378
  Prepaid expenses and other..............................................................            5,910
                                                                                            ---------------
Total assets..............................................................................    1,851,255,514
                                                                                            ---------------
LIABILITIES:
  Dividends payable.......................................................................        5,545,108
  Payable to brokers for securities purchased.............................................       35,090,411
  Accrued expenses:
    Investment Advisory fees..............................................................          272,079
    Administration fees...................................................................          131,661
    Shareholder Services fees (Emerald Service Shares)....................................          429,903
    Custodian and transfer agent fees.....................................................           71,679
    Other.................................................................................           54,984
                                                                                            ---------------
Total liabilities.........................................................................       41,595,825
                                                                                            ---------------
NET ASSETS................................................................................  $ 1,809,659,689
                                                                                            ---------------
                                                                                            ---------------
Shares Outstanding ($0.001 par value, unlimited number of shares authorized):
  Emerald Shares..........................................................................      462,636,209
  Emerald Service Shares..................................................................      901,831,725
  Investor Shares.........................................................................      444,841,816
                                                                                            ---------------
Total Shares Outstanding..................................................................    1,809,309,750
                                                                                            ---------------
                                                                                            ---------------
Net Asset Value, offering price and redemption price per share:
  Emerald Shares..........................................................................  $          1.00
  Emerald Service Shares..................................................................             1.00
  Investor Shares.........................................................................             1.00
                                                                                            ---------------
                                                                                            ---------------
COMPOSITION OF NET ASSETS:
  Shares of beneficial interest, at par...................................................  $     1,809,310
  Additional paid-in capital..............................................................    1,807,500,440
  Accumulated net realized gains on investment transactions...............................          349,939
                                                                                            ---------------
Net Assets, November 30, 1995.............................................................  $ 1,809,659,689
                                                                                            ---------------
                                                                                            ---------------

------------
See Notes to Financial Statements.

EMERALD PRIME FUND
--------------------------------------------------------------------------------

Statement of Operations
For the year ended November 30, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest......................................................................                  $  97,394,992
EXPENSES:
  Investment Advisory fees......................................................  $   4,036,274
  Administration fees...........................................................      1,451,221
  Shareholder Services fees (Emerald Service Shares)............................      2,814,354
  Distribution expenses (Investor Shares).......................................      1,523,904
  Transfer agent fees and expenses..............................................        107,225
  Custodian fees and expenses...................................................        501,967
  Insurance expense.............................................................         47,414
  Legal fees....................................................................         18,603
  Audit fees....................................................................         39,423
  Reports to shareholders (Investor Shares).....................................        122,497
  Reports to shareholders (Emerald Shares)......................................         17,371
  Reports to shareholders (Emerald Service Shares)..............................         12,162
  Trustees' fees................................................................         12,767
  Registration fees.............................................................         50,203
  Organization costs............................................................            571
  Other expenses................................................................         47,358
                                                                                  -------------
                                                                                     10,803,314
  Less: Fee waivers and expense reimbursements..................................       (392,096)     10,411,218
                                                                                  -------------   -------------
Net Investment Income:..........................................................                     86,983,774
REALIZED GAINS ON INVESTMENTS:
  Net realized gains on securities transactions.................................                        410,900
                                                                                                  -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................                  $  87,394,674
                                                                                                  -------------
                                                                                                  -------------

------------
See Notes to Financial Statements.

EMERALD PRIME FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                   YEARS ENDED
                                                                        ----------------------------------
                                                                         NOVEMBER 30,       NOVEMBER 30,
                                                                             1995               1994
                                                                        ---------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations
  Net investment income...............................................  $    86,983,774   $     51,203,807
  Net realized gains (losses) on securities transactions..............          410,900         (4,215,244)
                                                                        ---------------   ----------------
  Net increase in net assets resulting from operations................       87,394,674         46,988,563
                                                                        ---------------   ----------------
Dividends to shareholders from net investment income
  Emerald Shares......................................................      (28,634,317)       (20,344,804)
  Emerald Service Shares..............................................      (42,688,668)       (24,761,375)
  Investor Shares.....................................................      (15,660,789)        (6,097,628)
                                                                        ---------------   ----------------
Total dividends to shareholders from net investment income............      (86,983,774)       (51,203,807)
                                                                        ---------------   ----------------
Fund Share Transactions (at $1.00 per share)
  Net proceeds from shares subscribed.................................    5,168,375,553      5,443,207,056
  Net asset value of shares issued to shareholders in reinvestment of
    dividends and distributions.......................................       21,301,269         10,425,249
  Cost of shares redeemed.............................................   (4,836,350,261)    (5,308,737,968)
                                                                        ---------------   ----------------
  Net increase in net assets from Fund share transactions.............      353,326,561        144,894,337
                                                                        ---------------   ----------------
Increase due to voluntary capital contribution........................        --                 4,257,069
                                                                        ---------------   ----------------
Total Increase........................................................      353,737,461        144,936,162
NET ASSETS:
  Beginning of period.................................................    1,455,922,228      1,310,986,066
                                                                        ---------------   ----------------
  End of period.......................................................  $ 1,809,659,689   $  1,455,922,228
                                                                        ---------------   ----------------
                                                                        ---------------   ----------------

------------
See Notes to Financial Statements.

EMERALD TREASURY FUND
--------------------------------------------------------------------------------

Portfolio of Investments
November 30, 1995
--------------------------------------------------------------------------------

                                                                                               PRINCIPAL    AMORTIZED
                                                                                    MATURITY    AMOUNT        COST
                                                                          RATE        DATE       (000)      (NOTE 2)
                                                                       -----------  ---------  ---------  -------------
SHORT-TERM INVESTMENTS -- 100.2%
U.S. GOVERNMENT OBLIGATIONS -- 41.2%
U.S. TREASURY BILLS -- 18.3%
  U.S. Treasury Bill.................................................       5.64%+   12/21/95  $  50,000  $  49,844,722
  U.S. Treasury Bill.................................................       5.29+      3/7/96    100,000     98,571,271
                                                                                                          -------------
                                                                                                            148,415,993
                                                                                                          -------------
U.S. TREASURY NOTES -- 22.9%
  U.S. Treasury Note.................................................       4.00      1/31/96     75,000     74,789,094
  U.S. Treasury Note.................................................       4.63      2/15/96     35,000     34,927,637
  U.S. Treasury Note.................................................       4.63      2/29/96     25,000     24,941,084
  U.S. Treasury Note.................................................       9.38      4/15/96     50,000     50,676,676
                                                                                                          -------------
                                                                                                            185,334,491
                                                                                                          -------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (AMORTIZED COST $333,750,484)......................................                                       333,750,484
                                                                                                          -------------

REPURCHASE AGREEMENTS -- 59.0%
  CS First Boston Corp., dated 11/30/95, with a maturity value of
     $40,006,556 (Collateralized by $36,545,000 U.S. Treasury Notes,
    8.88%, 2/15/99, market value - $40,994,173)......................       5.90      12/1/95     40,000     40,000,000
  Fuji Securities, Inc., dated 11/30/95, with a maturity value of
     $74,197,115 (Collateralized by $144,660,000 various U.S.
    Government securities, 0.00% - 12.75% 4/30/96 - 2/15/23, market
    value - $75,669,761).............................................       5.90      12/1/95     74,185     74,184,957
  J.P. Morgan Securities, dated 11/30/95, with a maturity value of
     $40,006,556 (Collateralized by $37,218,000 U.S. Treasury Notes,
    8.25%, 7/15/98, market value - $41,951,664)......................       5.90      12/1/95     40,000     40,000,000
  Merrill Lynch Securities, Inc., dated 11/30/95, with a maturity value of $74,197,116 (Collateralized by $168,004,000 U.S.
    Treasury Stripped Notes, 5.75% - 12.00%, 2/15/96 -2/15/20, market
    value - $75,669,442).............................................       5.90      12/1/95     74,185     74,184,958
  Morgan Stanley & Co., dated 11/30/95, with a maturity value of
     $150,096,833 (Collateralized by $184,699,338 Government National
    Mortgage Assoc., 6.50% - 8.50%, 1/1/00 - 3/20/25, market value -
     $154,946,737)...................................................       5.81      12/4/95    150,000    150,000,000
  Prudential Securities, Inc., dated 11/30/95, with a maturity value of $40,006,544 (Collateralized by $50,437,000 various U.S.
     Treasury securities, 0.00% - 6.88%, 4/30/97 - 6/15/23, market
    value - $40,800,025).............................................       5.89      12/1/95     40,000     40,000,000
  Sanwa BGK Securities, dated 11/30/95, with a maturity value of
     $60,009,833 (Collateralized by $59,233,000 U.S. Treasury Notes
    and Bills, 0.00% - 6.88%, 9/19/96 - 2/15/03, market value -
     $61,200,163)....................................................       5.90      12/1/95     60,000     60,000,000
                                                                                                          -------------
TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $478,369,915)............                                       478,369,915
                                                                                                          -------------
TOTAL INVESTMENTS (AMORTIZED COST $812,120,399) (A) -- 100.2%........                                       812,120,399
LIABILITIES IN EXCESS OF ASSETS -- (0.2%)............................                                        (1,072,574)
                                                                                                          -------------
NET ASSETS -- 100.0%.................................................                                     $ 811,047,825
                                                                                                          -------------
                                                                                                          -------------

---------------
+ Effective yield at date of issuance.
(a)Cost for federal income tax and financial reporting purposes are the same.

See Notes to Financial Statements.

EMERALD TREASURY FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
November 30, 1995
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities (amortized cost $333,750,484)............................  $ 333,750,484
  Repurchase agreements (amortized cost $478,369,915)................................    478,369,915
  Interest receivable................................................................      2,449,984
  Prepaid expenses and other.........................................................         20,572
                                                                                       -------------
Total assets.........................................................................    814,590,955
                                                                                       -------------
LIABILITIES:
  Dividends payable..................................................................      3,090,411
  Accrued expenses and other payables:
    Investment Advisory fees.........................................................        136,024
    Administration fees..............................................................         40,287
    Shareholder Services fees (Emerald Service Shares)...............................        152,403
    Distribution expenses (Investor Shares)..........................................         17,401
    Custodian and transfer agent fees................................................         46,207
    Other............................................................................         60,397
                                                                                       -------------
Total liabilities....................................................................      3,543,130
                                                                                       -------------
NET ASSETS...........................................................................  $ 811,047,825
                                                                                       -------------
                                                                                       -------------
Shares Outstanding ($0.001 par value, unlimited number of shares authorized):
  Emerald Shares.....................................................................    236,482,130
  Emerald Service Shares.............................................................    525,808,234
  Investor Shares....................................................................     49,065,263
                                                                                       -------------
                                                                                       -------------
Total Shares Outstanding.............................................................    811,355,627
                                                                                       -------------
                                                                                       -------------
Net Asset Value, offering price and redemption price per share:
  Emerald Shares.....................................................................  $        1.00
  Emerald Service Shares.............................................................           1.00
  Investor Shares....................................................................           1.00
                                                                                       -------------
                                                                                       -------------
COMPOSITION OF NET ASSETS:
  Shares of beneficial interest, at par..............................................  $     811,356
  Additional paid-in capital.........................................................    810,544,271
  Accumulated net realized losses on investment transactions.........................       (307,802)
                                                                                       -------------
Net Assets, November 30, 1995........................................................  $ 811,047,825
                                                                                       -------------
                                                                                       -------------

-------------
See Notes to Financial Statements.

EMERALD TREASURY FUND
--------------------------------------------------------------------------------

Statement of Operations
For the year ended November 30, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:                                                                     $  48,196,732
                                                                                       -------------
EXPENSES:
  Investment Advisory fees............................................  $  2,049,210
  Administration fees.................................................       797,128
  Shareholder Services fees (Emerald Service Shares)..................     1,898,193
  Distribution expenses (Investor Shares).............................       200,869
  Transfer agent fees and expenses....................................        81,992
  Custodian fees and expenses.........................................       339,437
  Insurance expense...................................................        50,294
  Legal fees..........................................................        17,344
  Audit fees..........................................................        29,474
  Reports to shareholders (Emerald Shares)............................         2,808
  Reports to shareholders (Emerald Service Shares)....................        10,095
  Reports to shareholders (Investor Shares)...........................        39,058
  Trustees' fees......................................................        12,448
  Other expenses......................................................        53,738
                                                                        ------------
                                                                           5,582,088
Less: Fee waivers and expense reimbursements..........................      (225,991)      5,356,097
                                                                        ------------   -------------
Net Investment Income.................................................                    42,840,635
REALIZED LOSSES ON INVESTMENTS:
  Net realized losses on securities transactions......................                      (195,517)
                                                                                       -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................                 $  42,645,118
                                                                                       -------------
                                                                                       -------------

------------
See Notes to Financial Statements.

EMERALD TREASURY FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                              YEARS ENDED
                                                                                  -----------------------------------
                                                                                    NOVEMBER 30,       NOVEMBER 30,
                                                                                        1995               1994
                                                                                  ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations
  Net investment income.........................................................  $     42,840,635   $     31,451,367
  Net realized losses on securities transactions................................          (195,517)           (71,013)
                                                                                  ----------------   ----------------
  Net increase in net assets resulting from operations..........................        42,645,118         31,380,354
                                                                                  ----------------   ----------------
Dividends to shareholders from net investment income
  Emerald Shares................................................................       (13,077,345)       (14,395,122)
  Emerald Service Shares........................................................       (27,761,370)       (16,162,692)
  Investor Shares...............................................................        (2,001,920)          (893,553)
                                                                                  ----------------   ----------------
Total dividends to shareholders from net investment income......................       (42,840,635)       (31,451,367)
                                                                                  ----------------   ----------------
Fund Share Transactions (at $1.00 per Share)
  Net proceeds from shares subscribed...........................................     2,613,725,098      2,482,018,262
  Net asset value of shares issued to shareholders in reinvestment of
    dividends...................................................................         3,365,762          1,616,555
  Cost of shares redeemed.......................................................    (2,714,202,606)    (2,501,757,721)
                                                                                  ----------------   ----------------
Net decrease in net assets from Fund share transactions.........................       (97,111,746)       (18,122,904)
                                                                                  ----------------   ----------------
Total Decrease..................................................................       (97,307,263)       (18,193,917)
NET ASSETS:
  Beginning of period...........................................................       908,355,088        926,549,005
                                                                                  ----------------   ----------------
  End of period.................................................................  $    811,047,825   $    908,355,088
                                                                                  ----------------   ----------------
                                                                                  ----------------   ----------------

------------
See Notes to Financial Statements.

EMERALD TAX-EXEMPT FUND
--------------------------------------------------------------------------------

Portfolio of Investments
November 30, 1995
--------------------------------------------------------------------------------

                                                           MOODY'S/S&P                           PRINCIPAL     AMORTIZED
                                                            RATINGS+                 MATURITY     AMOUNT         COST
                                                           (UNAUDITED)      RATE       DATE        (000)       (NOTE 2)
                                                         ---------------  ---------  ---------  -----------  -------------
MUNICIPAL SECURITIES -- 99.7%
ALABAMA -- 2.5%
  Birmingham General Obligation (LC First Alabama
    Bank)*.............................................      VMIG1/Aa2         3.70%   12/7/95   $   3,000   $   3,000,000
                                                              A-1+/AA
  Homewood Industrial Dev. Bd., Revenue Bonds, Keebler
    Co. Proj. (LC Northern Trust)*.....................         NR/NR          3.85    12/7/95         560         560,000
                                                                NR/NR
  Montgomery Cnty, PC & Solid Waste Dis. Rev. Ref.
    Bonds, General Electric Co. Proj., Series 1990.....        P-1/Aaa         3.75   12/14/95       1,300       1,300,000
                                                                                                             -------------
                                                              A-1+/AAA                                           4,860,000
                                                                                                             -------------

ALASKA -- 2.0%
  Anchorage Higher Educational Revenue, Alaska Pacific
    Univ. (LC Seattle First National Bank)*............         NR/NR          3.90    12/7/95       3,900       3,900,000
                                                                                                             -------------
                                                              A-1+/AA-

ARIZONA -- 3.3%
  Salt River Project, Ag. Imp. & Pwr. Dist.............        P-1/NR          3.80    12/8/95       2,450       2,450,000
                                                              A-1+/NR

  Salt River Project, Ag. Imp. & Pwr. Dist.............        P-1/NR          3.75   12/14/95       4,000       4,000,000
                                                                                                             -------------
                                                              A-1+/NR                                            6,450,000
                                                                                                             -------------

COLORADO -- 0.6%
  Pitkin County, Industrial Development, Aspen Skiing
    Co. Project, Ser. B (AMT) (LC First National Bank
    Chicago)*..........................................         NR/NR          3.95    12/1/95       1,200       1,200,000
                                                                                                             -------------
                                                               A-1/A+

DISTRICT OF COLUMBIA -- 1.1%
  District of Columbia, American University (LC
    National Westminster)*.............................      VMIG1/Aa2         3.65    12/7/95       2,200       2,200,000
                                                                                                             -------------
                                                                NR/NR

FLORIDA -- 4.8%
  City of Jacksonville, Commercial Paper Notes.........        P-1/NR          3.80   12/13/95       1,500       1,500,000
                                                               A-1/NR
  City of Jacksonville Pollution Auth. Rev. Ref. Bonds,
    Florida Pwr. & Light Co. Proj......................        P-1/A1          3.70   12/15/95       8,000       8,000,000
                                                                                                             -------------
                                                               A-1/AA-                                           9,500,000
                                                                                                             -------------

                                                           MOODY'S/S&P                           PRINCIPAL     AMORTIZED
                                                            RATINGS+                 MATURITY     AMOUNT         COST
                                                           (UNAUDITED)      RATE       DATE        (000)       (NOTE 2)
                                                         ---------------  ---------  ---------  -----------  -------------
GEORGIA -- 5.2%
  Burke County Development Auth. Adj. Tender PC Rev.
    Ref. Bds., Ogelthorpe Power Corp. (LC - Credit
    Suisse)*...........................................        P-1/Aa1         3.75%   2/13/96   $   3,300   $   3,300,000
                                                              A-1+/AA+
  Columbia County, Elderly Auth., Residential Care
    Facility Rev., Augusta Residential Ctr. on Aging
    (LC Trust Co. Bank, Atlanta)*......................      VMIG1/Aa3         3.75    12/7/95       3,000       3,000,000
                                                                NR/NR
  Fulton County Development Auth. Rev., Georgia Tech.
    Athletic Assn., Inc. (LC Trust Co. Bank,
    Atlanta)*..........................................         NR/Aa3         3.75    12/7/95       3,000       3,000,000
                                                                NR/NR
  Municipal Gas Auth. of Georgia, Gas Rev. Bonds, Ser.
    B (LC Wachovia Bank)...............................      VMIG1/Aa2         3.90    3/14/96       1,000       1,000,000
                                                                                                             -------------
                                                                NR/NR                                           10,300,000
                                                                                                             -------------

ILLINOIS -- 15.9%
  Cook County General Obligation, Capital Equipment,
    Ser. A*............................................      VMIG1/MIG1        3.80    12/7/95       1,800       1,800,000
                                                               A-1/A+
  Illinois Educational Facs. Auth. Rev., DePaul Univ.,
    Ser. 1992 CP-1 (LC Sanwa Bank, Chicago)*...........      VMIG1/Aa3         4.05    12/7/95       2,300       2,300,000
                                                              A-1+/AA-
  Illinois Educational Facs. Auth. Rev., Field Museum
    Nat. Hist. (LC Sanwa Bank)*........................      VMIG1/Aa3         4.00    12/7/95       5,700       5,700,000
                                                                NR/NR
  Illinois Health Fac. Auth., Revolving Fund,
    University of Chicago..............................      VMIG1/Aaa         3.90     2/8/96       8,400       8,400,000
                                                              A-1+/AA
  Illinois Health Fac. Auth. Rev., Franciscan Sisters
    Health*............................................      VMIG1/A           4.10    12/1/95       2,850       2,850,000
                                                                NR/NR
  Illinois Health Fac. Auth. Rev., Elmhurst Memorial
    Hospital, Series B*................................      VMIG1/A1          4.10    12/1/95       1,950       1,950,000
                                                                NR/NR
  Rockton Village Industrial Project Rev., Specialty
    Equipment Co., Inc. Project, Ser. 1994, (AMT) (LC
    Barclays Bank)*....................................         NR/NR          4.00    12/7/95       2,300       2,300,000
                                                              A-1+/AA
  Village of Hillside, Econ. Dev. Rev., L&J
    Technologies Proj., Ser. 94 (AMT) (LC Northern
    Trust)*............................................         NR/NR          4.00    12/7/95       6,000       6,000,000
                                                                                                             -------------
                                                              A-1+/AA-                                          31,300,000
                                                                                                             -------------

INDIANA -- 6.4%
  Evansville Industrial Dev. Auth., Keebler Co. Proj.,
    Ser. 93 (LC - Northern Trust)*.....................         NR/NR          3.85    12/7/95         505         505,000
                                                                NR/NR
  Gary Environmental Improvement Rev., U.S. Steel
    Corp., Ser. 84 (LC Bank of Nova Scotia)*...........         P1/Aa3         3.90   12/15/95       1,000       1,000,000
                                                              A-1+/AA-

                                                           MOODY'S/S&P                           PRINCIPAL     AMORTIZED
                                                            RATINGS+                 MATURITY     AMOUNT         COST
                                                           (UNAUDITED)      RATE       DATE        (000)       (NOTE 2)
                                                         ---------------  ---------  ---------  -----------  -------------
INDIANA -- 6.4% (CONT.)
  Indiana Dev. Fin. Auth. Rev. Mid America Project.
    (AMT) (LC Union Bank of Switzerland)*..............         NR/NR          4.10%   12/7/95   $   5,000   $   5,000,000
                                                              A-1+/AAA
  Indiana Health Fac. Financing Auth. Rev. (LC Comerica
    Bank)*.............................................      VMIG1/A1          3.90    12/7/95       1,400       1,400,000
                                                                NR/NR
  Indiana Hospital Equipment Financing Auth., Ser. 85-A
    (MBIA Insured)*....................................      VMIG1/Aaa         3.90    12/7/95       4,800       4,800,000
                                                                                                             -------------
                                                               A-1/AAA                                          12,705,000
                                                                                                             -------------

KENTUCKY -- 1.0%
  Kentucky Housing Corp., Housing Rev., Ser. E AMT*....      VMIG1/Aaa         3.70%  12/20/95       2,000       2,000,000
                                                                                                             -------------
                                                              A-1+/AAA

LOUISIANA -- 14.4%
  Calcasieu Parish Industrial Dev. Environmental Rev.,
    Citgo Petroleum Corp. (AMT) (LC Banque Nationale de
    Paris)*............................................      VMIG1/Aa3         3.90    12/1/95       1,000       1,000,000
                                                                NR/NR
  Jefferson Parish Hospital Service Dist. No. 1, West
    Jefferson Medical Center (LC Citibank, New
    York)*.............................................      VMIG1/Aa3         3.75    12/7/95      10,070      10,070,000
                                                               A-1/AA-
  Lake Charles District Port. Fac. Rev., Citgo
    Petroleum Corp., Ser. 1984 (LC West Deutsche
    Landesbank)*.......................................         P1/Aa1         3.65    12/7/95       3,300       3,300,000
                                                                NR/NR
  Louisiana Public Facility Auth. Rev., College & Univ.
    Equip. & Cap., Ser. A (FGIC Insured)*..............      VMIG1/Aaa         3.60    12/7/95       4,500       4,500,000
                                                               A-1/AAA
  Louisiana Public Facility Auth. Rev., Multifamily
    Mortgage, Edgewood, General Electric Capital
    Guaranty*..........................................         NR/NR          3.70    12/7/95       2,200       2,200,000
                                                              A-1+/AAA
  Plaquemines Port, Harbor & Terminal, Electro-Coal
    Transfer Corp., Ser. 1985C.........................         P1/NR          3.90   12/12/95       2,000       2,000,000
                                                               A-1/NR
  Plaquemines Port, Harbor & Terminal, Electro-Coal
    Transfer Corp., Ser. 1985C.........................         P1/NR          3.90    2/23/96       5,275       5,275,000
                                                                                                             -------------
                                                               A-1/NR                                           28,345,000
                                                                                                             -------------

MARYLAND -- 2.8%
  Baltimore County, Ser. 1995..........................        P-1/NR          3.80   12/11/95       5,500       5,500,000
                                                                                                             -------------
                                                              A-1+/NR

MAINE -- 3.3%
  Bailesyville PCR Bonds, Georgia Pacific Corp., (LC
    Bank of Tokyo)*....................................        P-1/Aa3         3.88    12/7/95       6,500       6,500,000
                                                                                                             -------------
                                                                NR/NR

                                                           MOODY'S/S&P                           PRINCIPAL     AMORTIZED
                                                            RATINGS+                 MATURITY     AMOUNT         COST
                                                           (UNAUDITED)      RATE       DATE        (000)       (NOTE 2)
                                                         ---------------  ---------  ---------  -----------  -------------
MISSOURI -- 3.6%
  Missouri Health & Education Fac. SSM Health Care (LC
    Mitsubishi Bank, Ltd.)*............................      VMIG1/Aa3         4.00%   12/1/95   $   5,000   $   5,000,000
                                                                NR/NR
  Missouri Hsg. Dev. Comm. Rev., Single Family Mtge.
    Rev., Ser. 1995 D (AMT)............................         NR/NR          4.20    11/1/96       2,000       2,000,000
                                                                                                             -------------
                                                              A-1+/AAA                                           7,000,000
                                                                                                             -------------

MINNESOTA -- 0.7%
  Becker Pollution Control Rev. Northern States Power
    Co., Ser. 1993A....................................      VMIG1/NR          3.60    5/10/96       1,400       1,400,000
                                                                                                             -------------
                                                               A-1/NR

NEBRASKA -- 1.0%
  Nebraska Invt. Fin. Auth., Indl. Dev. Rev., Fremont
    Beef Project (LC Sanwa Bank Ltd.)*.................        P-1/NR          4.25    12/7/95       2,000       2,000,000
                                                                                                             -------------
                                                                NR/NR

NEW YORK -- 4.9%
  New York City General Obligation, Tax Anticipation
    Notes, Ser. 1996A..................................       MIG1/NR          4.50    2/15/96       9,700       9,713,012
                                                                                                             -------------
                                                             SP-1+/NR

NORTH DAKOTA -- 0.2%
  Grand Forks Health Care Facs. United Hosp. Oblig.
    Group Project (LC Fuji Bank Ltd., Chicago)*........      VMIG1/A1          4.10    12/1/95         500         500,000
                                                                                                             -------------
                                                                NR/NR

OHIO -- 0.5%
  Summit County Industrial Dev. Auth., Keebler Co.
    Project, Ser. 93 (LC Northern Trust)*..............         NR/NR          3.85    12/7/95         995         995,000
                                                                                                             -------------
                                                                NR/NR

PENNSYLVANIA -- 0.3%
  Columbia County, Industrial Dev. Auth. Rev., Kleerdex
    Co. Proj., (AMT) Ser. 90, (LC Bank of Tokyo)*......         NR/NR          4.30    12/7/95         700         700,000
                                                                                                             -------------
                                                               A-1/A+

SOUTH CAROLINA -- 2.0%
  South Carolina Public Service Commercial Paper
    Notes..............................................        P-1/NR          3.80   12/13/95       4,000       4,000,000
                                                                                                             -------------
                                                               A-1/NR

TENNESSEE -- 0.8%
  Sullivan County Industrial Dev. Board Modern Forge
    Project, (AMT), Ser. 90, (LC - Northern Trust)*....         NR/NR          4.00    12/7/95       1,500       1,500,000
                                                                                                             -------------
                                                              A-1+/AA-

                                                           MOODY'S/S&P                           PRINCIPAL     AMORTIZED
                                                            RATINGS+                 MATURITY     AMOUNT         COST
                                                           (UNAUDITED)      RATE       DATE        (000)       (NOTE 2)
                                                         ---------------  ---------  ---------  -----------  -------------
TEXAS -- 14.6%
  Board of Regents of the University of Texas, Comm.
    Paper Notes........................................        P-1/NR          3.80%  12/15/95   $   9,800   $   9,800,000
                                                              A-1+/NR
  Brazos River Harbor Navigation, Dist. Harbor Rev.,
    Dow Chemical Project 1992, Ser. A. (AMT)*..........         P1/A1          3.90%   12/1/95         500         500,000
                                                               A-1/A

  City of Houston Ser. A, Commercial Paper Notes.......        P-1/NR          3.75     3/7/96       3,700       3,700,000
                                                              A-1+/NR

  City of Houston, Ser. 93-E*..........................      VMIG1/Aa          4.00     4/1/96       1,700       1,700,000
                                                              A-1+/AA-
  Gulf Coast Industrial Dev. Auth., Marine Term. Rev.,
    Ser. 1993, Amoco Oil Co. Project (AMT)*............        P-1/Aa1         3.80    12/1/95       1,100       1,100,000
                                                              A-1+/AAA
  Gulf Coast Industrial Dev. Auth., Solid Waste
    Disposal Rev., Citgo Petroleum Corp. (LC
    NationsBank, Texas) (AMT)*.........................      VMIG1/A1          3.85    12/1/95       1,100       1,100,000
                                                                NR/NR
  San Antonio Water System Commercial Paper Notes, Ser.
    1995...............................................        P-1/NR          3.80    12/8/95       3,700       3,700,000
                                                               A-1/NR
  Tarrant County Housing Fin. Corp., Multifamily
    Hsg.-Sf. Apts. Projects (LC Societe Generale)*.....      VMIG1/Aa2         3.65    12/7/95       4,050       4,050,000
                                                                NR/NR

  Texas Tax & Revenue Anticipation Notes, Ser. A.......       MIG1/NR          4.75    8/30/96       1,900       1,908,864
                                                             SP-1+/NR

  Texas A & M University Board of Regents, Ser. B......        P-1/NR          3.90    2/28/96       1,200       1,200,000
                                                                                                             -------------
                                                              A-1+/NR                                           28,758,864
                                                                                                             -------------

UTAH -- 1.0%
  Intermountain Power Agy., Pwr. Supply Rev., Ser. A
    (Pre-Refunded on 7/1/96 @ 102).....................        AAA/NR          7.75     7/1/96       1,925       2,005,814
                                                                                                             -------------
                                                               AA-/NR

VERMONT -- 3.5%
  Vermont General Obligation, Commercial Paper Notes,
    Ser. F.............................................         P1/NR          3.85   12/13/95       6,900       6,900,000
                                                                                                             -------------
                                                              A-1+/NR

VIRGINIA -- 2.5%
Louisa County, Industrial Development Auth. (LC
  NationsBank, Virginia)*..............................         NR/NR          3.75    12/7/95       5,000       5,000,000
                                                                                                             -------------
                                                               A-1/A+

                                                           MOODY'S/S&P                           PRINCIPAL     AMORTIZED
                                                            RATINGS+                 MATURITY     AMOUNT         COST
                                                           (UNAUDITED)      RATE       DATE        (000)       (NOTE 2)
                                                         ---------------  ---------  ---------  -----------  -------------
WASHINGTON -- 0.8%
  Pierce County Economic Dev. Corp., Dock & Wharf Fac.
    Rev., SCS Industries Project (LC Bank of Tokyo,
    Portland)*.........................................         P1/NR          4.25%   12/7/95   $   1,000   $   1,000,000
                                                                NR/NR
  Washington Health Care Facs. Auth. Rev., Fred
    Hutchinson Cancer, Ser. A (LC Morgan Guaranty
    Trust)*............................................      VMIG1/Aa1         3.90    12/1/95         600         600,000
                                                                                                             -------------
                                                                NR/NR                                            1,600,000
                                                                                                             -------------

TOTAL MUNICIPAL SECURITIES (AMORTIZED COST
  $196,832,690)(A) -- 99.7%............................                                                        196,832,690

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%..........                                                            611,661
                                                                                                             -------------

NET ASSETS -- 100.0%...................................                                                      $ 197,444,351
                                                                                                             -------------
                                                                                                             -------------

---------------
 + The ratings provided consist of short-term and long-term ratings for both
   Moody's and S&P. The rating consists of the short-term/long-term Moody's ratings and the second consists of short-term/long-term S&P ratings.
 * Variable rate security. Maturity date reflects the later of the next rate change date or the next put date.
(a) Cost for federal income tax and financial reporting purposes are the same. FGIC -- Financial Guaranty Insurance Corp.
LC -- Letter of credit.
AMT -- Interest on security is subject to Federal Alternative Minimum Tax.
NR -- Not rated.

See Notes to Financial Statements.

EMERALD TAX-EXEMPT FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
November 30, 1995
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (amortized cost $196,832,690) ............................  $ 196,832,690
  Cash ..............................................................................         74,687
  Interest receivable ...............................................................      1,160,697
  Prepaid expenses and other ........................................................          8,494
                                                                                       -------------

Total assets ........................................................................    198,076,568
                                                                                       -------------

LIABILITIES:
  Dividends payable .................................................................        479,529
  Accrued expenses and other payables:
    Investment Advisory fees ........................................................         14,627
    Administration fees .............................................................         14,627
    Distribution expenses (Investor Shares) .........................................         13,830
    Shareholder Services fees (Emerald Service Shares) ..............................         23,141
    Custodian and transfer agent fees ...............................................         16,689
    Other ...........................................................................         69,774
                                                                                       -------------

Total liabilities ...................................................................        632,217
                                                                                       -------------

NET ASSETS ..........................................................................  $ 197,444,351
                                                                                       -------------
                                                                                       -------------

Shares Outstanding ($0.001 par value, unlimited number of shares authorized):
    Emerald Shares ..................................................................    156,377,768
    Emerald Service Shares ..........................................................      2,855,359
    Investor Shares .................................................................     38,242,869
                                                                                       -------------

Total Shares Outstanding ............................................................    197,475,996
                                                                                       -------------
                                                                                       -------------

Net Asset Value, offering price and redemption price per share:
  Emerald Shares ....................................................................  $        1.00
  Emerald Service Shares ............................................................           1.00
  Investor Shares ...................................................................           1.00
                                                                                       -------------
                                                                                       -------------

COMPOSITION OF NET ASSETS:
  Shares of beneficial interest, at par .............................................  $     197,476
  Additional paid-in capital ........................................................    197,278,520
  Accumulated net realized losses on investment transactions ........................        (31,645)
                                                                                       -------------

Net Assets, November 30, 1995 .......................................................  $ 197,444,351
                                                                                       -------------
                                                                                       -------------

------------
See Notes to Financial Statements.

EMERALD TAX-EXEMPT FUND
--------------------------------------------------------------------------------

Statement of Operations
For the year ended November 30, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest .............................................................                $ 7,971,839

EXPENSES:
  Investment Advisory fees ...........................................  $   506,689
  Administration fees ................................................      304,013
  Distribution expenses (Investor Shares) ............................      188,796
  Shareholder Services fees (Emerald Service Shares) .................       10,478
  Transfer agent fees and expenses ...................................       61,637
  Custodian fees and expenses ........................................       85,061
  Reports to shareholders (Emerald Shares) ...........................        4,269
  Reports to shareholders (Emerald Service Shares) ...................        7,571
  Reports to shareholders (Investor Shares) ..........................       40,796
  Legal and audit fees ...............................................       53,387
  Trustees' fees .....................................................       12,266
  Insurance expense ..................................................        6,684
  Registration fees ..................................................       20,660
  Organization fees ..................................................          571
  Other expenses .....................................................       11,281
                                                                        -----------
                                                                          1,314,159
Less: Fee waivers and expense reimbursements .........................     (309,650)    1,004,509
                                                                        -----------   -----------
Net Investment Income ................................................                  6,967,330

REALIZED LOSSES ON INVESTMENTS:
  Net realized losses on securities transactions .....................                       (903)
                                                                                      -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................                $ 6,966,427
                                                                                      -----------
                                                                                      -----------

------------
See Notes to Financial Statements.

EMERALD TAX-EXEMPT FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                             YEARS ENDED
                                                                                  ---------------------------------
                                                                                   NOVEMBER 30,      NOVEMBER 30,
                                                                                       1995              1994
                                                                                  --------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations
  Net investment income ........................................................  $    6,967,330   $      4,494,772
  Net realized losses on securities transactions ...............................            (903)            (3,430)
                                                                                  --------------   ----------------
  Net increase in net assets resulting from operations .........................       6,966,427          4,491,342
                                                                                  --------------   ----------------
Dividends to shareholders from net investment income
  Emerald Shares ...............................................................      (5,722,875)        (3,682,883)
  Emerald Service Shares .......................................................         (95,436)           (61,167)
  Investor Shares ..............................................................      (1,149,019)          (750,722)
                                                                                  --------------   ----------------
Total dividends to shareholders from net investment income .....................      (6,967,330)        (4,494,772)
                                                                                  --------------   ----------------
Fund Share Transactions (at $1.00 per share)
  Net proceeds from shares subscribed ..........................................     504,374,576        528,918,517
  Net asset value of shares issued to shareholders in reinvestment of
    dividends ..................................................................       1,626,585            856,850
  Cost of shares redeemed ......................................................    (513,562,638)      (518,386,286)
                                                                                  --------------   ----------------
  Net increase (decrease) in net assets from Fund share transactions ...........      (7,561,477)        11,389,081
                                                                                  --------------   ----------------
Total Increase (Decrease) ......................................................      (7,562,380)        11,385,651

NET ASSETS:
  Beginning of period ..........................................................     205,006,731        193,621,080
                                                                                  --------------   ----------------
  End of period ................................................................  $  197,444,351   $    205,006,731
                                                                                  --------------   ----------------
                                                                                  --------------   ----------------

------------
See Notes to Financial Statements.

EMERALD FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 -- GENERAL

Emerald Funds (the "Trust") was organized as a Massachusetts business trust on March 15, 1988. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust operates as a series company currently comprising thirteen portfolios. The accompanying financial statements and notes relate only to the Prime Fund, Treasury Fund and Tax-Exempt Fund (the "Funds").

    Barnett Banks Trust Company, N.A. ("Barnett") serves as the Funds' investment adviser. Rodney Square Management Corporation (the "Sub-Adviser"), a subsidiary of Wilmington Trust Company, serves as the Tax-Exempt Fund's investment sub-adviser. Concord Holding Corporation ("Concord") serves as the Funds' administrator and Emerald Asset Management, Inc. (the "Distributor") serves as the distributor of the Funds' shares. Concord is a wholly owned subsidiary of The BISYS Group, Inc. and the Distributor is a wholly owned subsidiary of Concord.

    The Funds each issue three classes of shares: Emerald Shares, Emerald Service Shares and Investor Shares. Emerald Shares, Emerald Service Shares and Investor Shares are substantially the same except that Emerald Service Shares bear the fees that are payable under a Shareholder Services Plan (the "Service Plan"), and Investor Shares bear the fees that are payable under a plan adopted by the Board of Trustees pursuant to Rule 12b-1 under the Act (the "Distribution Plan") and fees payable under a Shareholder and Administrative Services Plan (the "Shareholder Plan"). In addition to fees paid pursuant to the Service Plan, the Distribution Plan and the Shareholder Plan, each class of shares of each Fund also bears the expenses associated with the printing of their shareholder reports applicable to the particular class.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

A)Security Valuation:

Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

B)Securities Transactions and Investment Income:

Securities transactions are recorded on the trade date. Realized gains and losses on the sales of investments are calculated on the identified cost basis. Interest income, including accretion of discount and amortization of premium on investments, is accrued daily.

C)Dividends and Distributions to Shareholders:

Dividends from net investment income are declared daily to shareholders and are paid monthly. Distributions of net realized gains, if any, will be paid at least annually. However, to the extent that net realized gains of a Fund can be reduced by any capital loss carryovers of that Fund, such gains will not be distributed.

    The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or net distributions in excess of net realized

--------------------------------------------------------------------------------

gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

D)Repurchase Agreements:

The Funds' custodian and other banks acting in a sub-custodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

E)Lending Securities:

If the Prime Fund or the Treasury Fund lends its securities, the Fund receives from the borrower collateral, in the form of cash or U.S. Government securities or, in the case of the Prime Fund, securities of U.S. Government agencies or instrumentalities or an irrevocable letter of credit issued by a bank that meets the credit standards of the Prime Fund, in an amount at least equal at all times to the market value of the securities loaned. The Fund continues to receive interest on the securities loaned and may simultaneously earn interest on the collateral held. The Fund records and values such collateral at its market value on the date of receipt and marks-to-market such collateral on a daily basis through maturity date. If the borrower defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the borrower of the security, realization of the collateral by the Funds may be delayed or limited.

F)Expenses:
The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund while general Trust expenses are allocated among the Trust's respective portfolios.

    The investment income and expenses of a Fund (other than expenses incurred under the Service Plan, the Distributor Plan, the Shareholder Plan and the reports to shareholders expense) and realized and unrealized gains and losses on investments of a Fund are allocated to separate classes of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

    All costs incurred by the Funds in connection with the organization of the Trust and the initial public offering of shares of the Funds, principally professional fees and printing costs, have been deferred. Upon commencement of investment operations of each Fund, the deferred organization expenses are being amortized on a straight-line basis over a period of five years.

G)Federal Income Taxes:

For federal income tax purposes, each Fund is treated as a separate entity for the purpose of determining its qualification as a regulated investment company under the Internal Revenue Code (the"Code"). It is the policy of each Fund to meet the requirements of the Code applicable to regulated investment companies, including the requirement that it distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

    At November 30, 1995, the following Funds had the following capital loss carryovers:

                                              EXPIRATION
                                    AMOUNT       DATE
                                   ---------  -----------
Treasury Fund....................  $   4,829        2000
                                      40,894        2001
                                      70,799        2002
                                     195,517        2003
                                   ---------
                                   $ 312,039
                                   ---------
                                   ---------
Tax-Exempt Fund..................  $   8,643        1997
                                      14,779        1998
                                       2,875        2000
                                       1,015        2001
                                       3,430        2002
                                         903        2003
                                   ---------
                                   $  31,645
                                   ---------
                                   ---------

    These capital loss carryovers may be used to offset any future realized gains on securities transactions to the extent provided in the regulations under

--------------------------------------------------------------------------------

the Code. To the extent utilized, each Fund will reduce amounts otherwise payable to shareholders from net realized gains. For the fiscal year ended November 30, 1995, the Prime Fund utilized $48,107 of capital loss carryovers.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into an Investment Advisory Agreement with Barnett, Administration Agreements with Concord and a Distribution Agreement with the Distributor. In addition, Barnett, has entered into a Sub-Advisory Agreement with the Sub-Advisor with respect to the Tax-Exempt Fund.

    As investment adviser, Barnett manages the investments of each Fund except the Tax-Exempt Fund and is responsible for all purchases and sales of each Fund's portfolio securities (except the Tax-Exempt Fund). The Sub-Adviser has similar responsibilities for the Tax-Exempt Fund, subject to the general supervision of both the Board of Trustees and Barnett. For its services, Barnett is entitled to receive a fee based on each Fund's average daily net assets at the following annual rates:

Prime Fund..........................      0.25%
Treasury Fund.......................      0.25%
Tax-Exempt Fund.....................      0.25%

    Barnett has agreed to pay the Sub-Adviser a sub-advisory fee at an annual rate of 0.15% of the average daily net assets of the Tax-Exempt Fund. Barnett has also agreed to waive a portion of its fee from the Tax-Exempt Fund equal to 0.10% of the average daily net assets of the Fund. For the year ended November 30, 1995, Barnett waived fees of $202,676 from the Tax-Exempt Fund.

    Barnett has voluntarily agreed to limit the fees it receives from the Prime Fund and the Treasury Fund to the following annual rates: 0.25% of each Fund's first $600 million of average daily net assets, 0.23% of the next $400 million of each Fund's average daily net assets, 0.21% of the next $1 billion of each of the Fund's average daily net assets and 0.19% of each Fund's average daily net assets in excess of $2 billion. For the year ended November 30, 1995, Barnett waived fees of $325,805 and $43,932 for the Prime Fund and Treasury Fund, respectively.

    As administrator, Concord assists in supervising the operations of the Funds. For its services, Concord is entitled to a fee, accrued daily and payable monthly, at the following annual rates:

PRIME FUND/TREASURY FUND

0.10% of each Fund's first $600 million of daily net assets 0.09% of each Fund's next $400 million of daily net assets 0.08% of each Fund's next $1 billion of daily net assets, and 0.07% of each Fund's daily net assets in excess of $2 billion

TAX-EXEMPT FUND

0.15% of the Fund's daily net assets

    For the year ended November 30, 1995, there were no fees waived by Concord for the Funds.

    Barnett, Concord and the Sub-Adviser have voluntarily agreed to reimburse fees payable to them with respect to each Fund to the extent a Fund's ordinary operating expenses (including fees payable to Barnett, the Sub-Adviser and Concord and excluding fees payable under the Service Plan, the Distribution Plan and the Shareholder Plan) exceed 0.40% of such Fund's average daily net assets. This voluntary reimbursement may be terminated at any time. For the year ended November 30, 1995, Barnett and Concord each agreed to reimburse expenses in the amount of $33,145 to the Prime Fund and $91,028 to the Treasury Fund for expenses in excess of this limitation. For the year ended November 30, 1995, Concord and the Sub-Adviser each reimbursed expenses in the amount of $53,487 for the Tax-Exempt Fund, pursuant to this voluntary agreement.

    Under the Service Plan, institutions ("Service Organizations") agree to provide support services to their clients who are beneficial owners of Emerald Service Shares of the Funds. For these services, the Funds agreed to pay the Service Organizations an annual fee of 0.35% of the average daily net asset value of each Fund's Emerald Service Shares outstanding. These payments are borne solely by Emerald Service Shares. Services are provided by Service

--------------------------------------------------------------------------------

Organizations which may include the Distributor, Barnett, the Sub-Adviser and their affiliates. For the year ended November 30, 1995, the Prime Fund, Treasury Fund and Tax-Exempt Fund incurred expenses of $2,814,354, $1,898,193 and $10,478, respectively, pursuant to the Service Plan, substantially all of which was earned by Barnett and its affiliates.

    Under the Distribution Plan with respect to Investor Shares of the Funds, each Fund pays the Distributor for distribution expenses incurred in connection with the advertising and marketing of each Fund's Investor Shares and with the implementation and operation of the Distribution Plan. Payments by each Fund for distribution expenses under the Distribution Plan for Investor Shares may not exceed an annual rate of 0.25% of the average daily net asset value of each Fund's outstanding Investor Shares. In addition, the Shareholder Plan provides for payments to the Administrator for certain administrative services that are related to the distribution of Investor Shares. The Administrator is entitled to payment for these services at the annual rate of 0.25% of the average daily net asset value of each Fund's outstanding Investor Shares. For the year ended November 30, 1995, the Prime Fund, Treasury Fund and Tax-Exempt Fund paid fees of $1,523,904, $200,869 and $188,796, respectively pursuant to the Distribution Plan and the Shareholder Plan.

    Certain officers of the Trust are "affiliated persons" (as defined in the Act) of Concord or the Distributor. Each Trustee receives an annual fee of $14,000 and a meeting fee of $1,500 per meeting for services relating to all of the portfolios constituting the Trust. Prior to June 1, 1995, each Trustee received an annual fee of $9,000. For the year ended November 30, 1995, the Funds incurred the following legal expenses of a law firm, a partner of which serves as Secretary to the Trust:

Prime Fund.........................  $  18,603
Treasury Fund......................     17,344
Tax-Exempt Fund....................     16,925

    On June 30, 1994, Barnett purchased two securities from the Prime Fund at an amount $4,257,069 in excess of the securities' fair market value. The Fund recorded a realized loss on the sale and a capital contribution of an equal amount from Barnett. Barnett received no shares of the Prime Fund or other consideration in exchange for such contribution. For tax purposes, this capital contribution was applied against the realized losses for the year ended November 30, 1994. Accordingly, this amount has been reclassified from additional paid-in capital against accumulated net realized losses in the statement of assets and liabilities.

NOTE 4 -- CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds are summarized below:

PRIME FUND (000 OMITTED)
(AT $1.00 PER SHARE):

                             YEAR ENDED    YEAR ENDED
                            NOVEMBER 30,  NOVEMBER 30,
                                1995          1994
                            ------------  ------------
Emerald Shares
  Shares sold.............    2,397,638     2,451,959
  Shares issued to
    shareholders in
    reinvestment of
    dividends and
    distributions.........            1           342
  Shares redeemed.........   (2,348,560)   (2,549,465)
                            ------------  ------------
Net increase (decrease) in
 Emerald Shares...........       49,079       (97,164)
                            ------------  ------------
Emerald Service Shares
  Shares sold.............    2,305,635     2,742,976
  Shares issued to
    shareholders in
    reinvestment of
    dividends and
    distributions.........        5,644         3,558
  Shares redeemed.........   (2,243,151)   (2,532,029)
                            ------------  ------------
Net increase in Emerald
 Service Shares...........       68,128       214,505
                            ------------  ------------
Investor Shares
  Shares sold.............      465,103       248,273
  Shares issued to
    shareholders in
    reinvestment of
    dividends and
    distributions.........       15,656         6,525
  Shares redeemed.........     (244,639)     (227,245)
                            ------------  ------------
Net increase in Investor
 Shares...................      236,120        27,553
                            ------------  ------------
Total increase in Fund
 shares...................      353,327       144,894
                            ------------  ------------
                            ------------  ------------

--------------------------------------------------------------------------------

TREASURY FUND (000 OMITTED)
(AT $1.00 PER SHARE):

                             YEAR ENDED    YEAR ENDED
                            NOVEMBER 30,  NOVEMBER 30,
                                1995          1994
                            ------------  ------------
Emerald Shares
  Shares sold.............      778,340       904,240
  Shares redeemed.........     (825,813)   (1,121,685)
                            ------------  ------------
Net decrease in Emerald
 Shares...................      (47,473)     (217,445)
                            ------------  ------------
Emerald Service Shares
  Shares sold.............    1,705,061     1,489,756
  Shares issued to
    shareholders in
    reinvestment of
    dividends and
    distributions.........        1,364           725
  Shares redeemed.........   (1,772,681)   (1,302,244)
                            ------------  ------------
Net increase (decrease) in
 Emerald Service Shares...      (66,256)      188,237
                            ------------  ------------
Investor Shares
  Shares sold.............      130,324        88,022
  Shares issued to
    shareholders in
    reinvestment of
    dividends and
    distributions.........        2,002           891
  Shares redeemed.........     (115,709)      (77,828)
                            ------------  ------------
Net increase in Investor
 Shares...................       16,617        11,085
                            ------------  ------------
Total decrease in Fund
 shares...................      (97,112)      (18,123)
                            ------------  ------------
                            ------------  ------------

TAX-EXEMPT FUND (000 OMITTED)
(AT $1.00 PER SHARE):

                             YEAR ENDED    YEAR ENDED
                            NOVEMBER 30,  NOVEMBER 30,
                                1995          1994
                            ------------  ------------
Emerald Shares
  Shares sold.............      411,931       414,315
  Shares issued to
    shareholders in
    reinvestment of
    dividends and
    distributions.........          458            14
  Shares redeemed.........     (418,892)     (398,994)
                            ------------  ------------
Net increase (decrease) in
 Emerald Shares...........       (6,503)       15,335
                            ------------  ------------
Emerald Service Shares
  Shares sold.............        1,051         4,077
  Shares issued to
    shareholders in
    reinvestment of
    dividends and
    distributions.........           20             9
  Shares redeemed.........       (2,244)         (544)
                            ------------  ------------
Net increase (decrease) in
 Emerald Service Shares...       (1,173)        3,542
                            ------------  ------------
Investor Shares
  Shares sold.............       91,392       110,526
  Shares issued to
    shareholders in
    reinvestment of
    dividends and
    distributions.........        1,149           834
  Shares redeemed.........      (92,426)     (118,848)
                            ------------  ------------
Net increase (decrease) in
 Investor Shares..........          115        (7,488)
                            ------------  ------------
Total increase (decrease)
 in Fund shares...........       (7,561)       11,389
                            ------------  ------------
                            ------------  ------------

--------------------------------------------------------------------------------

NOTE 5 -- CONCENTRATION OF CREDIT RISK

The Prime Fund and Tax-Exempt Fund invest substantially all of their assets in a diversified portfolio of high quality U.S. dollar denominated money market instruments as disclosed in the Portfolio of Investments by security type or, in the case of the Tax-Exempt Fund, by state of issuer. The issuers' ability to meet their obligations may be affected by domestic and foreign economic, regional and political developments.

The Prime Fund had the following concentrations by industry sector at November 30, 1995 (as a percentage of total investments):

                                                 % OF
INDUSTRY CLASS                                PORTFOLIO
--------------------------------------------  ----------
Banks -- International......................       21.7%
Financial Services..........................       20.0
Repurchase Agreements.......................       11.3
Brokerage Services..........................       10.6
Banks -- Regional...........................        8.6
Banks -- Money Center.......................        6.2
Financial Services -- Mortgage..............        5.1
Automobiles.................................        4.2
U.S. Government Agency Securities...........        3.5
Financial Services -- Diversified...........        3.5
Finance Companies...........................        2.7
Utilities -- Electric.......................        1.9
Tire & Rubber...............................        0.7
                                                  -----
                                                  100.0%
                                                  -----
                                                  -----

At November 30, 1995, the Tax-Exempt Fund had the following concentrations by industry sector (as a percentage of total investments):

                                                 % OF
INDUSTRY CLASS                                PORTFOLIO
--------------------------------------------  ----------
Health & Medical Facilities.................       16.9%
Pollution Control & Waste Management........       13.5
Education Facilities........................       11.7
General Obligations.........................       11.5
Miscellaneous...............................        7.1
Industrial Development Revenue..............        6.5
Education...................................        6.3
Power Projects..............................        6.0
Tax Revenue Anticipation Notes..............        5.9
Public Facilities...........................        2.5
Housing Developments........................        2.0
Water Projects..............................        1.9
Revenue.....................................        1.5
Solid Waste.................................        1.2
Equipment Leasing...........................        1.2
Home Building and Land Development..........        1.0
Pre-Refunded Securities.....................        1.0
Homebuilders................................        1.0
Resource Recovery Facilities................        0.8
Utility Projects............................        0.5
                                                  -----
                                                  100.0%
                                                  -----
                                                  -----

EMERALD PRIME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                                YEARS ENDED
                                                  ------------------------------------------------------------------------
                                                  NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                                      1995           1994           1993           1992           1991
                                                  ------------   ------------   ------------   ------------   ------------
EMERALD SHARES:
NET ASSET VALUE, BEGINNING OF PERIOD............  $  1.0000      $  0.9999      $  1.0001      $  1.0000      $  0.9999
                                                  ------------   ------------   ------------   ------------   ------------
Income from investment operations:
  Net investment income.........................     0.0566         0.0390         0.0316         0.0407         0.0637
  Net realized gains (losses) on securities.....     0.0002        (0.0028)       (0.0001)        0.0001         0.0001
                                                  ------------   ------------   ------------   ------------   ------------
  Total income from investment operations.......     0.0568         0.0362         0.0315         0.0408         0.0638
                                                  ------------   ------------   ------------   ------------   ------------
Less dividends and distributions:
  Dividends from net investment income..........    (0.0566)       (0.0390)       (0.0316)       (0.0407)       (0.0637)
  Distributions from net realized gains on
    securities..................................    (0.0000)       (0.0000)       (0.0001)       (0.0000)       (0.0000)
                                                  ------------   ------------   ------------   ------------   ------------
Total dividends and distributions...............    (0.0566)       (0.0390)       (0.0317)       (0.0407)       (0.0637)
                                                  ------------   ------------   ------------   ------------   ------------
Voluntary capital contribution..................     0.0000         0.0029         0.0000         0.0000         0.0000
                                                  ------------   ------------   ------------   ------------   ------------
Net change in net asset value...................     0.0002         0.0001        (0.0002)        0.0001         0.0001
                                                  ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF PERIOD..................  $  1.0002      $  1.0000      $  0.9999      $  1.0001      $  1.0000
                                                  ------------   ------------   ------------   ------------   ------------
                                                  ------------   ------------   ------------   ------------   ------------
Total return....................................       5.81%          3.97%          3.21%          4.14%          6.56%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)..............  $ 462,726      $ 413,541      $ 510,683      $1,947,016     $ 512,919
  Ratio of expenses to average net assets.......       0.37%          0.37%          0.35%          0.37%          0.40%
  Ratio of net investment income to average net
    assets......................................       5.66%          3.92%          3.21%          3.84%          6.27%
  Ratio of expenses to average net assets*......       0.39%              (a)            (a)            (a)        0.42%
  Ratio of net investment income to average net
    assets*.....................................       5.64%              (a)            (a)            (a)        6.25%

---------------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) There were no waivers or reimbursements during the period.

See Notes to Financial Statements.

EMERALD PRIME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                                  YEARS ENDED
                                                    ------------------------------------------------------------------------
                                                    NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                                        1995           1994           1993           1992           1991
                                                    ------------   ------------   ------------   ------------   ------------
EMERALD SERVICE SHARES:
NET ASSET VALUE, BEGINNING OF PERIOD..............  $  1.0000      $  0.9999      $  1.0001      $  1.0000      $  0.9999
                                                    ------------   ------------   ------------   ------------   ------------
Income from investment operations:
  Net investment income...........................     0.0536         0.0355         0.0281         0.0371         0.0602
  Net realized gains (losses) on securities.......     0.0002        (0.0028)       (0.0001)        0.0001         0.0001
                                                    ------------   ------------   ------------   ------------   ------------
  Total income from investment operations.........     0.0538         0.0327         0.0280         0.0372         0.0603
                                                    ------------   ------------   ------------   ------------   ------------
Less dividends and distributions:
  Dividends from net investment income............    (0.0536)       (0.0355)       (0.0281)       (0.0371)       (0.0602)
  Distributions from net realized gains on
    securities....................................    (0.0000)       (0.0000)       (0.0001)       (0.0000)       (0.0000)
                                                    ------------   ------------   ------------   ------------   ------------
Total dividends and distributions.................    (0.0536)       (0.0355)       (0.0282)       (0.0371)       (0.0602)
                                                    ------------   ------------   ------------   ------------   ------------
Voluntary capital contribution....................     0.0000         0.0029         0.0000         0.0000         0.0000
                                                    ------------   ------------   ------------   ------------   ------------
Net change in net asset value.....................     0.0002         0.0001        (0.0002)        0.0001         0.0001
                                                    ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF PERIOD....................  $  1.0002         1.0000      $  0.9999      $  1.0001      $  1.0000
                                                    ------------   ------------   ------------   ------------   ------------
                                                    ------------   ------------   ------------   ------------   ------------
Total return......................................       5.49%          3.61%          2.85%          3.78%          6.19%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)................  $ 902,006      $ 833,667      $ 619,149      $ 548,622      $ 182,928
  Ratio of expenses to average net assets.........       0.72%          0.72%          0.71%          0.72%          0.75%
  Ratio of net investment income to average net
    assets........................................       5.31%          3.59%          2.80%          3.54%          5.63%
  Ratio of expenses to average net assets*........       0.74%              (a)            (a)            (a)        0.77%
  Ratio of net investment income to average net
    assets*.......................................       5.29%              (a)            (a)            (a)        5.61%

---------------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) There were no waivers or reimbursements during the period.

See Notes to Financial Statements.

EMERALD PRIME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                           YEARS ENDED
                                                    ---------------------------------------------------------   PERIOD ENDED
                                                    NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                                        1995           1994           1993           1992          1991*
                                                    ------------   ------------   ------------   ------------   ------------
INVESTOR SHARES:
NET ASSET VALUE, BEGINNING OF PERIOD..............  $  1.0000      $  0.9999      $  1.0001      $  1.0000      $  1.0000
                                                    ------------   ------------   ------------   ------------   ------------
Income from investment operations:
  Net investment income...........................     0.0515         0.0339         0.0266         0.0356         0.0181
  Net realized gains (losses) on securities.......     0.0002        (0.0028)       (0.0001)        0.0001         0.0000
                                                    ------------   ------------   ------------   ------------   ------------
  Total income from investment operations.........     0.0517         0.0311         0.0265         0.0357         0.0181
                                                    ------------   ------------   ------------   ------------   ------------
Less dividends and distributions:
  Dividends from net investment income............    (0.0515)       (0.0339)       (0.0266)       (0.0356)       (0.0181)
  Distributions from net realized gains on
    securities....................................    (0.0000)       (0.0000)       (0.0001)       (0.0000)       (0.0000)
                                                    ------------   ------------   ------------   ------------   ------------
Total dividends and distributions.................    (0.0515)       (0.0339)       (0.0267)       (0.0356)       (0.0181)
                                                    ------------   ------------   ------------   ------------   ------------
Voluntary capital contribution....................     0.0000         0.0029         0.0000         0.0000         0.0000
                                                    ------------   ------------   ------------   ------------   ------------
Net change in net asset value.....................     0.0002         0.0001        (0.0002)        0.0001         0.0000
                                                    ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF PERIOD....................  $  1.0002      $  1.0000      $  0.9999      $  1.0001      $  1.0000
                                                    ------------   ------------   ------------   ------------   ------------
                                                    ------------   ------------   ------------   ------------   ------------
Total return......................................       5.27%          3.44%          2.70%          3.62%          1.82%++
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)................  $ 444,928      $ 208,714      $ 181,155      $  96,730      $  16,465
  Ratio of expenses to average net assets.........       0.90%          0.88%          0.86%          0.87%          0.90%+
  Ratio of net investment income to average net
    assets........................................       5.13%          3.40%          2.63%          3.33%          4.80%+
  Ratio of expenses to average net assets**.......       0.93%              (a)            (a)            (a)        0.91%+
  Ratio of net investment income to average net
    assets**......................................       5.10%              (a)            (a)            (a)        4.79%+

---------------
 * For the period July 29, 1991 (initial offering date) through November 30,
   1991.
 ** During the period, certain fees were voluntarily reduced and/or reimbursed.
    If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 + Annualized
 ++ Unannualized
(a) There were no waivers or reimbursements during the period.

See Notes to Financial Statements.

EMERALD TREASURY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                                  YEARS ENDED
                                                    ------------------------------------------------------------------------
                                                    NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                                        1995           1994           1993           1992           1991
                                                    ------------   ------------   ------------   ------------   ------------
EMERALD SHARES:
NET ASSET VALUE, BEGINNING OF PERIOD..............  $  0.9999      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                                    ------------   ------------   ------------   ------------   ------------
Income from investment operations:
  Net investment income...........................     0.0548         0.0368         0.0291         0.0368         0.0590
  Net realized gains (losses) on securities.......    (0.0003)       (0.0001)        0.0000         0.0000         0.0000
                                                    ------------   ------------   ------------   ------------   ------------
  Total income from investment operations.........     0.0545         0.0367         0.0291         0.0368         0.0590
                                                    ------------   ------------   ------------   ------------   ------------
Less dividends and distributions:
  Dividends from net investment income............    (0.0548)       (0.0368)       (0.0291)       (0.0368)       (0.0590)
                                                    ------------   ------------   ------------   ------------   ------------
  Net change in net asset value...................    (0.0003)       (0.0001)        0.0000         0.0000         0.0000
                                                    ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF PERIOD....................  $  0.9996      $  0.9999      $  1.0000      $  1.0000      $  1.0000
                                                    ------------   ------------   ------------   ------------   ------------
                                                    ------------   ------------   ------------   ------------   ------------
Total return......................................       5.62%          3.74%          2.95%          3.75%          6.07%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)................  $ 236,392      $ 283,920      $ 501,377      $ 452,170      $ 575,103
  Ratio of expenses to average net assets.........       0.40%          0.39%          0.40%          0.38%          0.40%
  Ratio of net investment income to average net
    assets........................................       5.49%          3.73%          2.91%          3.74%          5.86%
  Ratio of expenses to average net assets*........       0.42%              (a)            (a)            (a)        0.41%
  Ratio of net investment income to average net
    assets*.......................................       5.46%              (a)            (a)            (a)        5.85%

---------------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) There were no waivers or reimbursements during the period.

See Notes to Financial Statements.

EMERALD TREASURY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                                  YEARS ENDED
                                                    ------------------------------------------------------------------------
                                                    NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                                        1995           1994           1993           1992           1991
                                                    ------------   ------------   ------------   ------------   ------------
EMERALD SERVICE SHARES:
NET ASSET VALUE, BEGINNING OF PERIOD..............  $  0.9999      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                                    ------------   ------------   ------------   ------------   ------------
Income from investment operations:
  Net investment income...........................     0.0513         0.0331         0.0256         0.0333         0.0555
  Net realized losses on securities...............    (0.0003)       (0.0001)        0.0000         0.0000         0.0000
                                                    ------------   ------------   ------------   ------------   ------------
  Total income from investment operations.........     0.0510         0.0330         0.0256         0.0333         0.0555
                                                    ------------   ------------   ------------   ------------   ------------
  Dividends from net investment income............    (0.0513)       (0.0331)       (0.0256)       (0.0333)       (0.0555)
                                                    ------------   ------------   ------------   ------------   ------------
  Net change in net asset value...................    (0.0003)       (0.0001)        0.0000         0.0000         0.0000
                                                    ------------   ------------   ------------   ------------   ------------
Net asset value, end of period....................  $  0.9996      $  0.9999      $  1.0000      $  1.0000      $  1.0000
                                                    ------------   ------------   ------------   ------------   ------------
                                                    ------------   ------------   ------------   ------------   ------------
Total return......................................       5.25%          3.36%          2.59%          3.39%          5.70%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)................  $ 525,609      $ 591,991      $ 403,809      $ 372,691      $ 219,912
  Ratio of expenses to average net assets.........       0.75%          0.74%          0.75%          0.73%          0.75%
  Ratio of net investment income to average net
    assets........................................       5.13%          3.38%          2.56%          3.30%          5.09%
  Ratio of expenses to average net assets*........       0.77%              (a)            (a)            (a)        0.76%
  Ratio of net investment income to average net
    assets*.......................................       5.11%              (a)            (a)            (a)        5.08%

---------------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) There were no waivers or reimbursements during the period.

See Notes to Financial Statements.

EMERALD TREASURY FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                               YEARS ENDED
                                                 ------------------------------------------------------------------------
                                                 NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                                     1995           1994           1993           1992          1991*
                                                 ------------   ------------   ------------   ------------   ------------
INVESTOR SHARES:
NET ASSET VALUE, BEGINNING OF PERIOD...........  $  0.9999      $  1.0000      $  1.0000      $  1.0000      $  1.0000
                                                 ------------   ------------   ------------   ------------   ------------
Income from investment operations:
  Net investment income........................     0.0498         0.0316         0.0241         0.0318         0.0162
  Net realized losses on securities............    (0.0003)       (0.0001)        0.0000         0.0000         0.0000
                                                 ------------   ------------   ------------   ------------   ------------
  Total income from investment operations......     0.0495         0.0315         0.0241         0.0318         0.0162
                                                 ------------   ------------   ------------   ------------   ------------
  Dividends from net investment income.........    (0.0498)       (0.0316)       (0.0241)       (0.0318)       (0.0162)
                                                 ------------   ------------   ------------   ------------   ------------
  Net change in net asset value................    (0.0003)       (0.0001)        0.0000         0.0000         0.0000
                                                 ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF PERIOD.................  $  0.9996      $  0.9999      $  1.0000      $  1.0000      $  1.0000
                                                 ------------   ------------   ------------   ------------   ------------
                                                 ------------   ------------   ------------   ------------   ------------
Total return...................................       5.10%          3.21%          2.44%          3.23%          1.63%++
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s).............  $  49,047      $  32,444      $  21,362      $   3,762      $   1,099
  Ratio of expenses to average net assets......       0.90%          0.90%          0.90%          0.88%          0.90%+
  Ratio of net investment income to average net
    assets.....................................       4.98%          3.13%          2.42%          3.12%          4.34%+
  Ratio of expenses to average net assets**....       1.04%          1.00%              (a)            (a)        0.91%+
  Ratio of net investment income to average net
    assets**...................................       4.84%          3.03%              (a)            (a)        4.33%+

---------------
 * For the period July 29, 1991 (initial offering date) through November 30,
   1991.
 ** During the period, certain fees were voluntarily reduced and/or reimbursed.
    If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
 + Annualized.
 ++ Unannualized.
(a) There were no waivers or reimbursements during the period.

See Notes to Financial Statements.

EMERALD TAX-EXEMPT FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                                  YEARS ENDED
                                                    ------------------------------------------------------------------------
                                                    NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                                        1995           1994           1993          1992**          1991
                                                    ------------   ------------   ------------   ------------   ------------
EMERALD SHARES:
NET ASSET VALUE, BEGINNING OF PERIOD..............  $  0.9999      $  0.9999      $  0.9998      $  0.9998      $  0.9997
                                                    ------------   ------------   ------------   ------------   ------------
Income from investment operations:
  Net investment income...........................     0.0355         0.0242         0.0214         0.0290         0.0446
  Net realized and unrealized gains (losses) on
    securities....................................    (0.0003)        0.0000         0.0001         0.0000         0.0001
                                                    ------------   ------------   ------------   ------------   ------------
  Total income from investment operations.........     0.0352         0.0242         0.0215         0.0290         0.0447
                                                    ------------   ------------   ------------   ------------   ------------
  Dividends from net investment income............    (0.0355)       (0.0242)       (0.0214)       (0.0290)       (0.0446)
                                                    ------------   ------------   ------------   ------------   ------------
  Net change in net asset value...................    (0.0003)        0.0000         0.0001         0.0000         0.0001
                                                    ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF PERIOD....................  $  0.9996      $  0.9999      $  0.9999      $  0.9998      $  0.9998
                                                    ------------   ------------   ------------   ------------   ------------
                                                    ------------   ------------   ------------   ------------   ------------
Total return......................................       3.61%          2.45%          2.16%          2.94%          4.55%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)................  $ 156,353      $ 162,856      $ 147,525      $ 158,692      $ 122,151
  Ratio of expenses to average net assets.........       0.40%          0.40%          0.40%          0.40%          0.39%
  Ratio of net investment income to average net
    assets........................................       3.53%          2.42%          2.13%          2.88%          4.46%
  Ratio of expenses to average net assets*........       0.52%          0.46%          0.56%          0.57%          0.54%
  Ratio of net investment income to average net
    assets*.......................................       3.41%          2.36%          1.97%          2.71%          4.31%

---------------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
** Effective April 22, 1992, Rodney Square Management Corporation, a subsidiary of Wilmington Trust Company, became the Fund's investment Sub-Adviser.

See Notes to Financial Statements.

EMERALD TAX-EXEMPT FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                                  YEARS ENDED
                                                    ------------------------------------------------------------------------
                                                    NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                                        1995           1994           1993          1992**          1991
                                                    ------------   ------------   ------------   ------------   ------------
EMERALD SERVICE SHARES:
NET ASSET VALUE, BEGINNING OF PERIOD..............  $  0.9999      $  0.9999      $  0.9998      $  0.9998      $  0.9997
                                                    ------------   ------------   ------------   ------------   ------------
Income from investment operations:
  Net investment income...........................     0.0319         0.0206         0.0179         0.0255         0.0411
  Net realized and unrealized gains (losses) on
    securities....................................    (0.0003)        0.0000         0.0001         0.0000         0.0001
                                                    ------------   ------------   ------------   ------------   ------------
  Total income from investment operations.........     0.0316         0.0206         0.0180         0.0255         0.0412
                                                    ------------   ------------   ------------   ------------   ------------
  Dividends from net investment income............    (0.0319)       (0.0206)       (0.0179)       (0.0255)       (0.0411)
                                                    ------------   ------------   ------------   ------------   ------------
  Net change in net asset value...................    (0.0003)        0.0000         0.0001         0.0000         0.0001
                                                    ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF PERIOD....................  $  0.9996      $  0.9999      $  0.9999      $  0.9998      $  0.9998
                                                    ------------   ------------   ------------   ------------   ------------
                                                    ------------   ------------   ------------   ------------   ------------
Total return......................................       3.24%          2.08%          1.80%          2.58%          4.19%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)................  $   2,855      $   4,028      $     487      $     111      $      11
  Ratio of expenses to average net assets.........       0.75%          0.75%          0.75%          0.75%          0.75%
  Ratio of net investment income to average net
    assets........................................       3.19%          2.17%          1.75%          2.65%          5.08%
  Ratio of expenses to average net assets*........       1.20%          1.59%          0.92%          0.92%          0.91%
  Ratio of net investment income to average net
    assets*.......................................       2.74%          1.33%          1.58%          2.48%          4.92%

---------------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
** Effective April 22, 1992, Rodney Square Management Corporation, a subsidiary of Wilmington Trust Company, became the Fund's investment Sub-Adviser.

See Notes to Financial Statements.

EMERALD TAX-EXEMPT FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                               YEARS ENDED
                                                 ------------------------------------------------------------------------
                                                 NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                                     1995           1994           1993         1992***         1991*
                                                 ------------   ------------   ------------   ------------   ------------
INVESTOR SHARES:
NET ASSET VALUE, BEGINNING OF PERIOD...........  $  0.9999      $  0.9999      $  0.9998      $  0.9998      $  0.9998
                                                 ------------   ------------   ------------   ------------   ------------
Income from investment operations:
  Net investment income........................     0.0305         0.0192         0.0164         0.0240         0.0126
  Net realized and unrealized gains (losses) on
    securities.................................    (0.0003)        0.0000         0.0001         0.0000         0.0000
                                                 ------------   ------------   ------------   ------------   ------------
  Total income from investment operations......     0.0302         0.0192         0.0165         0.0240         0.0126
                                                 ------------   ------------   ------------   ------------   ------------
  Dividends from net investment income.........    (0.0305)       (0.0192)       (0.0164)       (0.0240)       (0.0126)
                                                 ------------   ------------   ------------   ------------   ------------
  Net change in net asset value................    (0.0003)        0.0000         0.0001         0.0000         0.0000
                                                 ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF PERIOD.................  $  0.9996      $  0.9999      $  0.9999      $  0.9998      $  0.9998
                                                 ------------   ------------   ------------   ------------   ------------
                                                 ------------   ------------   ------------   ------------   ------------
Total return...................................       3.09%          1.94%          1.65%          2.43%          0.96%++
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s).............  $  38,243      $  38,123      $  45,609      $  16,477      $   1,155
  Ratio of expenses to average net assets......       0.90%          0.90%          0.90%          0.90%          0.87%+
  Ratio of net investment income to average net
    assets.....................................       3.04%          1.90%          1.62%          2.21%          3.42%+
  Ratio of expenses to average net assets**....       1.15%          1.02%          1.06%          1.07%          0.97%+
  Ratio of net investment income to average net
    assets**...................................       2.79%          1.78%          1.46%          2.04%          3.32%+

---------------
  * For the period July 29, 1991 (initial offering date) through November 30, 1991.
 ** During the period, certain fees were voluntarily reduced and/or reimbursed.
    If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
*** Effective April 22, 1992, Rodney Square Management Corporation, a subsidiary of Wilmington Trust Company, became the Fund's investment Sub-Adviser.
  + Annualized
 ++ Unannualized

See Notes to Financial Statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees
and Shareholders of
Emerald Funds

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Emerald Prime Fund, Emerald Treasury Fund and Emerald Tax-Exempt Fund (three of the portfolios constituting the Emerald Funds, hereafter referred to as the "Funds") at November 30, 1995, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1995 by correspondence with the custodians and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
January 24, 1996

                     FEDERAL INCOME TAX STATUS OF DIVIDENDS
                                   (UNAUDITED)
    Emerald Prime Fund and Emerald Treasury Fund have determined that all dividends and distributions paid during the fiscal year ended November 30, 1995, were paid from net investment income and are subject to Federal income tax.
     Emerald Tax-Exempt Fund has determined that all dividends and distributions paid during the fiscal year ended November 30, 1995, were paid from net investment income and are exempt from Federal income tax. Additionally, a portion of the income dividends were paid from income derived from securities subject to the Alternative Minimum Tax.

EMMMAN95